Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	₩ 1,732,833	₩ 1,864,509
Investments in joint ventures	2,143,416	2,063,246
Investments in associates and joint ventures	₩ 3,876,249	₩ 3,927,755	₩ 3,650,003